Lease (Details) - Schedule of Future Lease Payments ¥ in Thousands	Jun. 30, 2023 CNY (¥)
Schedule of Future Lease Payments [Abstract]
2023	¥ 63,576
2024	44,638
2025	41,470
2026	30,071
2027	28,387
Thereafter	44,351
Total lease payments	252,493
Less: imputed interest	(42,504)
Total lease liabilities	¥ 209,989